UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06324

Exact name of registrant as specified in charter:	Delaware Group® Global & International Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2019

Item 1. Schedule of Investments.

Schedule of investments
Delaware Emerging Markets Fund	February 28, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 95.29%Δ
Argentina – 1.32%
Arcos Dorados Holdings Class A	3,900,000	$32,331,000
Cablevision Holding GDR †	443,972	2,940,870
Cresud ADR †	1,582,280	19,731,032
Grupo Clarin GDR Class B 144A #†	131,213	312,694
IRSA Inversiones y Representaciones ADR †	1,184,728	16,242,621
IRSA Propiedades Comerciales ADR	32,849	745,672
		72,303,889
Austria – 0.10%
ams †	174,050	5,406,092
		5,406,092
Bahrain – 0.02%
Aluminum Bahrain GDR 144A #	221,400	1,239,131
		1,239,131
Brazil – 11.95%
Aes Tiete Energia	508,806	1,576,748
Atacadao Distribuicao Comercio e Industria	4,268,300	22,499,724
B2W Cia Digital †	13,015,600	167,435,750
Banco Bradesco ADR	4,120,000	47,297,600
Banco Santander Brasil ADR	3,800,000	45,524,000
BRF ADR †	6,850,000	37,538,000
Centrais Eletricas Brasileiras †	2,140,204	21,133,386
Cia Brasileira de Distribuicao ADR	1,161,295	28,683,987
Embraer ADR	522,544	10,722,603
Gol Linhas Aereas Inteligentes ADR †	353,436	4,986,982
Hypera	1,800,000	12,938,780
Itau Unibanco Holding ADR	9,170,000	86,198,000
Petroleo Brasileiro ADR	2,717,900	42,725,388
Rumo †	1,905,351	9,856,095
Telefonica Brasil ADR	2,500,000	31,200,000
TIM Participacoes ADR	2,270,179	35,823,425
Vale ADR	3,950,000	49,296,000
		655,436,468
Chile – 0.86%
Cia Cervecerias Unidas ADR	365,790	10,505,489
Latam Airlines Group ADR	236,800	2,739,776
Sociedad Quimica y Minera de Chile ADR	830,000	34,212,600
		47,457,865
China/Hong Kong – 29.70%
58.com ADR †	90,000	6,561,900
Alibaba Group Holding ADR †	1,280,000	234,278,400
Baidu ADR †	585,000	95,085,900

NQ-019 [2/19] 4/19 (804744)     1

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
China/Hong Kong (continued)
BeiGene †	1,615,700	$17,227,821
BeiGene ADR †	58,827	8,062,240
Bitauto Holdings ADR †	454,200	8,884,152
China Mengniu Dairy †	8,120,000	25,084,875
China Mobile	12,698,500	133,621,593
China Petroleum & Chemical Class H	30,000,000	25,911,653
CNOOC	19,311,000	33,309,461
Ctrip.com International ADR †	830,000	28,327,900
Genscript Biotech †	10,246,000	19,161,283
Guangshen Railway Class H	11,000,000	4,778,496
Industrial & Commercial Bank of China Class H	80,000,000	61,556,100
JD.com ADR †	2,910,000	80,636,100
Kunlun Energy	21,000,000	23,060,607
Kweichow Moutai Class A	570,033	64,368,493
NIO ADR †	550,000	5,263,500
PetroChina Class H	31,688,000	20,951,077
Ping An Insurance Group Co. of China Class H	4,000,000	42,115,991
SINA †	2,120,000	142,824,400
Sinofert Holdings †	28,000,000	3,638,332
Sogou ADR †	1,500,000	9,345,000
Sohu.com ADR †	2,219,642	44,526,018
Tencent Holdings	4,750,000	203,197,554
Tencent Music Entertainment Group ADR =†	1,217	21,930
Tianjin Development Holdings	15,885,550	5,929,445
Tingyi Cayman Islands Holding	23,086,000	32,056,741
Tsingtao Brewery Class H	12,194,073	51,729,371
Uni-President China Holdings	37,019,000	32,964,465
Weibo ADR †	560,000	40,460,000
Wuliangye Yibin Class A	10,299,780	110,142,423
YY ADR †	170,000	11,985,000
ZhongAn Online P&C Insurance Class H 144A #†	739,600	2,779,477
		1,629,847,698
Cyprus – 0.10%
QIWI ADR †	385,284	5,424,799
		5,424,799
France – 0.01%
Vallourec †	258,011	698,470
		698,470
India – 9.18%
Aurobindo Pharma	1,500,000	15,016,608
Glenmark Pharmaceuticals	1,167,988	9,796,147
Indiabulls Real Estate GDR †	102,021	101,511

2     NQ-019 [2/19] 4/19 (804744)

(Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
India (continued)
Lupin	2,500,000	$26,844,871
Oil & Natural Gas	1,200,000	2,507,935
RattanIndia Infrastructure GDR †	300,961	11,636
Reliance Industries	14,511,110	251,157,652
Reliance Industries GDR 144A #	3,775,184	130,998,885
Tata Chemicals	1,866,909	14,602,975
Tata Motors †	3,000,000	7,484,578
Tata Motors ADR †	1,000,000	12,500,000
United Breweries	484,517	9,153,379
Wockhardt †	1,200,000	6,681,078
Zee Entertainment Enterprises	2,530,000	16,600,777
		503,458,032
Indonesia – 0.67%
Astra Agro Lestari	9,132,500	8,049,973
Astra International	56,000,000	28,462,769
		36,512,742
Israel – 0.44%
Teva Pharmaceutical Industries ADR †	1,450,000	24,403,500
		24,403,500
Japan – 0.56%
LINE ADR †	848,000	30,977,440
		30,977,440
Malaysia – 0.06%
UEM Sunrise	17,000,000	3,428,009
		3,428,009
Mexico – 5.32%
America Movil ADR Class L	1,500,000	21,570,000
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santander ADR	8,004,000	54,507,240
Cemex ADR †	3,623,267	17,572,845
Coca-Cola Femsa ADR	1,585,781	95,749,457
Fomento Economico Mexicano ADR	154,722	14,022,455
Grupo Financiero Banorte Class O	4,000,000	21,778,501
Grupo Lala	3,900,027	4,712,865
Grupo Televisa ADR	4,520,000	52,793,600
Kimberly-Clark de Mexico Class A †	5,880,600	9,485,134
		292,192,097
Netherlands – 0.20%
VEON ADR	4,281,700	10,747,067
		10,747,067

NQ-019 [2/19] 4/19 (804744)     3

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Peru – 0.98%
Cia de Minas Buenaventura ADR	3,217,400	$53,537,536
		53,537,536
Republic of Korea – 16.42%
Hyundai Motor	80,000	8,997,955
KB Financial Group ADR †	245,928	9,672,348
Kia Motors	380,000	12,349,071
LG Display †	1,000,000	18,893,927
LG Electronics	320,000	20,058,682
LG Uplus	2,403,542	32,055,775
Lotte	433,093	20,447,442
Lotte Chilsung Beverage †	5,660	8,016,698
Lotte Confectionery	77,164	12,280,925
NAVER	26,250	3,104,161
Samsung Electronics	5,800,000	232,577,576
Samsung Life Insurance	360,939	28,465,626
Shinhan Financial Group Co.	500,000	19,405,175
SK Hynix	3,340,000	207,877,656
SK Telecom	517,409	119,840,886
SK Telecom ADR	5,729,941	146,686,490
		900,730,393
Russia – 5.81%
ENEL RUSSIA PJSC GDR	21,161	16,224
Etalon Group GDR 144A #=	1,616,300	3,555,860
Gazprom PJSC ADR	14,600,000	69,262,400
LUKOIL PJSC ADR	610,000	50,752,000
Mail.Ru Group GDR †	500,000	11,900,000
Mobile TeleSystems PJSC ADR	1,200,000	9,276,000
Rosneft Oil PJSC GDR	13,500,000	80,865,000
Sberbank of Russia PJSC =	12,000,000	37,821,932
Sberbank of Russia PJSC ADR	800,000	10,208,000
Surgutneftegas PJSC ADR	2,014,441	7,763,656
T Plus PJSC =†	36,096	0
X5 Retail Group GDR	380,000	9,614,000
Yandex Class A †	800,000	27,520,000
		318,555,072
South Africa – 0.62%
Impala Platinum Holdings †	3,000,000	12,814,191
MultiChoice Group †	80,000	596,293
Naspers	80,000	17,286,471
Sun International †	364,166	1,627,846
Tongaat Hulett	838,307	1,669,625
		33,994,426

4     NQ-019 [2/19] 4/19 (804744)

(Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Taiwan – 7.65%
FIT Hon Teng 144A #	20,213,000	$10,660,444
Hon Hai Precision Industry	36,000,000	84,694,562
MediaTek	9,000,000	81,375,149
Taiwan Semiconductor Manufacturing	31,000,000	237,885,437
United Microelectronics	14,262,000	5,278,629
		419,894,221
Turkey – 1.02%
Akbank T.A.S.	19,500,000	25,095,303
Turk Telekomunikasyon †	951,192	967,540
Turkcell Iletisim Hizmetleri	2,427,827	6,503,616
Turkcell Iletisim Hizmetleri ADR	2,066,701	13,640,227
Turkiye Sise ve Cam Fabrikalari	7,651,443	9,660,605
		55,867,291
United Kingdom – 0.07%
Griffin Mining †	3,056,187	4,053,574
		4,053,574
United States – 2.23%
Altaba †	500,000	37,295,000
Micron Technology †	2,080,000	85,030,400
		122,325,400
Total Common Stock (cost $5,089,324,027)		5,228,491,212

Preferred Stock – 3.04%Δ
Brazil – 1.79%
Braskem Class A 3.43%	1,470,000	21,250,749
Gerdau 2.53%	2,764,900	11,137,185
Petroleo Brasileiro Class A ADR 3.02%	4,000,000	57,320,000
Usinas Siderurgicas de Minas Gerais Usiminas Class A 1.31%	3,235,733	8,330,215
		98,038,149
Republic of Korea – 0.69%
Samsung Electronics 3.98%	1,183,100	37,869,298
		37,869,298
Russia – 0.56%
Transneft PJSC 4.61% =	12,000	31,051,115
		31,051,115
Total Preferred Stock (cost $102,803,272)		166,958,562

NQ-019 [2/19] 4/19 (804744)     5

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)

	Number of shares	Value (US $)
Exchange-Traded Fund – 0.15%
iShares MSCI Turkey ETF	290,275	$8,089,964
Total Exchange-Traded Fund (cost $13,207,352)		8,089,964

Participation Notes – 0.00%
Lehman Indian Oil
CW 12 LEPO =†	172,132	0
Lehman Oil & Natural Gas
CW 12 LEPO =†	254,590	0
Total Participation Notes (cost $8,559,056)		0

	Principal amount°
Short-Term Investments – 0.65%
Discount Note – 0.10%≠
Federal Home Loan Bank 2.232% 3/1/19	5,672,468	5,672,468
		5,672,468
Repurchase Agreements – 0.55%
Bank of America Merrill Lynch
2.54%, dated 2/28/19, to be repurchased on 3/1/19,
repurchase price $3,659,915 (collateralized by US
government obligations 1.625%–2.375%
1/15/25–5/15/26; market value $3,732,852)	3,659,657	3,659,657
Bank of Montreal
2.40%, dated 2/28/19, to be repurchased on 3/1/19,
repurchase price $10,064,727 (collateralized by US
government obligations 0.00%–4.25%
3/14/19–2/15/46; market value $10,265,337)	10,064,056	10,064,056
BNP Paribas
2.55%, dated 2/28/19, to be repurchased on 3/1/19,
repurchase price $16,424,349 (collateralized by US
government obligations 0.00%–3.375%
2/27/20–8/15/48; market value $16,751,652)	16,423,185	16,423,185
		30,146,898
Total Short-Term Investments (cost $35,819,366)		35,819,366

Total Value of Securities – 99.13%
(cost $5,249,713,073)		5,439,359,104

Receivables and Other Assets Net of Liabilities – 0.87%		47,481,524
Net Assets Applicable to 299,425,562 Shares Outstanding – 100.00%		$5,486,840,628

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2019, the aggregate value of Rule 144A securities was $149,546,491, which represents 2.73% of the Fund’s net assets.

6     NQ-019 [2/19] 4/19 (804744)

(Unaudited)

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

Summary of abbreviations:
ADR – American Depositary Receipt
ETF – Exchange-Traded Fund
GDR – Global Depositary Receipt
LEPO – Low Exercise Price Option
PJSC – Public Joint Stock Company

See accompanying notes.

NQ-019 [2/19] 4/19 (804744)     7

Notes
Delaware Emerging Markets Fund	February 28, 2019 (Unaudited)

1. Significant Accounting Policies

Delaware Group® Global & International Funds (Trust) – Delaware Emerging Markets Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, Nov. 30, 2018.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

8     NQ-019 [2/19] 4/19 (804744)

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-019 [2/19] 4/19 (804744)     9

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2019:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Argentina	$71,991,195	$312,694	$—	$72,303,889
Austria	5,406,092	—	—	5,406,092
Bahrain	—	1,239,131	—	1,239,131
Brazil	655,436,468	—	—	655,436,468
Chile	47,457,865	—	—	47,457,865
China/Hong Kong	1,629,825,768	—	21,930	1,629,847,698
Cyprus	5,424,799	—	—	5,424,799
France	698,470	—	—	698,470
India	503,446,396	11,636	—	503,458,032
Indonesia	36,512,742	—	—	36,512,742
Israel	24,403,500	—	—	24,403,500
Japan	30,977,440	—	—	30,977,440
Malaysia	3,428,009	—	—	3,428,009
Mexico	292,192,097	—	—	292,192,097
Netherlands	10,747,067	—	—	10,747,067
Peru	53,537,536	—	—	53,537,536
Republic of Korea	900,730,393	—	—	900,730,393
Russia	277,161,056	16,224	41,377,792	318,555,072
South Africa	33,994,426	—	—	33,994,426
Taiwan	10,660,444	409,233,777	—	419,894,221
Turkey	55,867,291	—	—	55,867,291
United Kingdom	4,053,574	—	—	4,053,574
United States	122,325,400	—	—	122,325,400
Preferred Stock[1]	135,907,447	—	31,051,115	166,958,562
Exchange-Traded Funds	8,089,964	—	—	8,089,964
Participation Notes	—	—	—	—
Short-Term Investments	—	35,819,366	—	35,819,366
Total Value of Securities	$4,920,275,439	$446,632,828	$72,450,837	$5,439,359,104

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 3	Total
Preferred Stock	81.40%	18.60%	100.00%

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

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(Unaudited)

As a result of utilizing international fair value pricing at Feb. 28, 2019, a portion of the common stock in the portfolio was categorized as Level 2.

During the period ended Feb. 28, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in significantly lower or higher value of such Level 3 investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Preferred Stock	Total
Balance as of 11/30/18	$14,682	$—	$14,682
Purchases	21,930	3,742,344	3,764,274
Transfers into Level 3	35,955,129	19,998,171	55,953,300
Transfers out of Level 3	(14,682)	—	(14,682)
Net change in unrealized appreciation (depreciation)	5,422,663	7,310,600	12,733,263
Balance as of 2/28/19	$41,399,722	$31,051,115	$72,450,837
Net change in unrealized appreciation (depreciation) from investments still held at the end of the period	$5,422,663	$7,310,600	$12,733,263

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker/dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

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(Unaudited)

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

3. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2019, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

12     NQ-019 [2/19] 4/19 (804744)

Schedule of investments
Delaware Global Value Fund	February 28, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.83%Δ
Canada – 4.43%
CGI †	4,848	$325,042
Suncor Energy	8,810	303,675
		628,717
China/Hong Kong – 3.21%
Sinopharm Group Class H	35,066	155,903
Yue Yuen Industrial Holdings	89,000	299,322
		455,225
France – 6.43%
AXA	8,980	227,728
Sanofi	1,756	146,806
TOTAL	2,993	170,185
Valeo	4,260	134,464
Vinci	2,439	232,814
		911,997
Germany – 2.84%
Bayerische Motoren Werke	2,365	199,899
Deutsche Post	6,510	202,299
		402,198
Indonesia – 1.52%
Bank Rakyat Indonesia Persero	785,205	214,895
		214,895
Italy – 1.97%
Leonardo	12,337	124,414
UniCredit	11,357	154,577
		278,991
Japan – 12.75%
East Japan Railway	1,670	159,711
ITOCHU	14,678	263,102
Matsumotokiyoshi Holdings	6,900	236,469
MINEBEA MITSUMI	23,920	383,269
Mitsubishi UFJ Financial Group	18,024	93,253
Nippon Telegraph & Telephone	4,976	214,325
Takeda Pharmaceutical	6,729	269,788
Toyota Motor	3,120	187,455
		1,807,372
Luxembourg – 0.48%
Grand City Properties	2,906	68,422
		68,422

NQ-0179 [2/19] 4/19 (804800)     1

Schedule of investments
Delaware Global Value Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Netherlands – 2.11%
ING Groep CVA	7,787	$103,028
Koninklijke Philips	4,921	195,909
		298,937
Panama – 1.68%
Copa Holdings Class A	2,700	238,059
		238,059
Republic of Korea – 1.93%
Samsung Electronics	6,830	273,880
		273,880
Russia – 0.78%
Mobile TeleSystems PJSC ADR	14,245	110,114
		110,114
Singapore – 1.42%
United Overseas Bank	10,900	201,715
		201,715
Spain – 1.48%
Banco Santander	43,013	210,182
		210,182
Sweden – 1.16%
Tele2 Class B	12,481	164,391
		164,391
Switzerland – 1.77%
Novartis	2,755	251,305
		251,305
United Kingdom – 11.39%
Aptiv	2,865	238,110
Imperial Brands	13,792	459,246
Meggitt	36,971	264,405
Playtech	49,953	279,862
Rio Tinto	5,447	313,260
Standard Chartered	7,515	59,965
		1,614,848
United States – 42.48%
American Airlines Group *	5,305	189,017
Apple	1,755	303,878
AT&T	4,595	142,996
Caterpillar	2,365	324,809
Celgene †	2,000	166,240
Cintas	1,580	326,428
Goldman Sachs Group	1,975	388,484

2     NQ-0179 [2/19] 4/19 (804800)

(Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
United States (continued)
International Business Machines	2,385	$329,440
Johnson & Johnson	2,770	378,493
JPMorgan Chase & Co.	4,540	473,794
Lowe’s	2,775	291,625
Marathon Petroleum	4,000	248,040
Nasdaq	5,230	478,911
Omnicom Group	3,170	239,969
Oracle	9,185	478,814
Pfizer	7,410	321,224
Target	3,055	221,915
Travelers	3,270	434,616
Verizon Communications	5,000	284,600
		6,023,293
Total Common Stock (cost $11,951,973)		14,154,541

Total Value of Securities – 99.83%
(cost $11,951,973)		14,154,541	■
Receivables and Other Assets Net of Liabilities – 0.17%		24,417
Net Assets Applicable to 1,220,399 Shares Outstanding – 100.00%		$14,178,958

*	Fully or partially on loan.
■	Includes $189,017 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $193,999.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at Feb. 28, 2019:

Foreign Currency Exchange Contracts

	Contract to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	CHF	(1,824)	USD	1,824	3/1/19	$—	$(4)
BNYM	EUR	(13,328)	USD	15,147	3/1/19	—	(13)
BNYM	GBP	(7,614)	USD	10,130	3/1/19	31	—
BNYM	HKD	(13,168)	USD	1,677	3/1/19	—	—
BNYM	JPY	(677,552)	USD	6,113	3/4/19	34	—
BNYM	KRW	(2,340,012)	USD	2,088	3/4/19	9	—
BNYM	SEK	(11,060)	USD	1,191	3/1/19	—	(6)
Total Foreign Currency Exchange Contracts						$74	$(23)

NQ-0179 [2/19] 4/19 (804800)     3

Schedule of investments
Delaware Global Value Fund (Unaudited)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – The Bank of New York Mellon
CHF – Swiss Franc
CVA – Dutch Certificate
EUR – European Monetary Unit
GBP – British Pound Sterling
HKD – Hong Kong Dollar
JPY – Japanese Yen
KRW – South Korean Won
PJSC – Public Joint Stock Company
SEK – Swedish Krona
USD – US Dollar

See accompanying notes.

4     NQ-0179 [2/19] 4/19 (804800)

Notes
Delaware Global Value Fund	February 28, 2019 (Unaudited)

1. Significant Accounting Policies

Delaware Group® Global & International Funds (Trust) – Delaware Global Value Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, Nov. 30, 2018.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-0179 [2/19] 4/19 (804800)     5

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2019:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$14,154,541	$—	$14,154,541
Total Value of Securities	$14,154,541	$—	$14,154,541
Derivatives[1]
Assets:
Foreign Currency Exchange Contracts	$—	$74	$74
Liabilities:
Foreign Currency Exchange Contracts	$—	$(23)	$(23)

1Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

6     NQ-0179 [2/19] 4/19 (804800)

(Unaudited)

During the period ended Feb. 28, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Feb. 28, 2019, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2019, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-0179 [2/19] 4/19 (804800)     7

Schedule of investments
Delaware International Small Cap Fund	February 28, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 95.74%Δ
Australia – 3.95%
Afterpay Touch Group †	112,651	$1,473,522
Cleanaway Waste Management	673,452	1,036,638
Technology One	164,696	862,184
		3,372,344
Austria – 1.53%
CA Immobilien Anlagen	22,932	774,173
Vienna Insurance Group AG Wiener Versicherung Gruppe	22,035	531,351
		1,305,524
Belgium – 0.87%
Fagron	40,193	744,739
		744,739
Brazil – 1.47%
Construtora Tenda	82,200	728,741
Rumo †	102,200	528,665
		1,257,406
Canada – 8.99%
ATS Automation Tooling Systems †	61,000	858,946
Canada Goose Holdings †	16,800	956,973
Capital Power	36,100	828,740
Descartes Systems Group †	43,300	1,495,486
Enerplus	81,600	719,298
Finning International	29,500	549,896
Quebecor Class B	74,500	1,809,921
SSR Mining †	32,500	450,967
		7,670,227
Chile – 1.28%
Geopark †	56,900	1,091,911
		1,091,911
China/Hong Kong – 6.10%
China Resources Cement Holdings	1,814,000	1,931,914
CIFI Holdings Group	1,254,000	817,922
Lonking Holdings	3,058,000	1,024,560
Xiabuxiabu Catering Management China Holdings †	362,000	653,927
YY ADR †	10,925	770,213
		5,198,536
Denmark – 1.92%
Royal Unibrew	22,141	1,637,111
		1,637,111
Finland – 1.19%
Valmet	40,859	1,017,804
		1,017,804

NQ-581 [2/19] 4/19 (804768)     1

Schedule of investments
Delaware International Small Cap Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
France – 4.50%
Alten	15,503	$1,598,512
Remy Cointreau	4,882	635,822
SOITEC †	10,429	832,152
Solutions 30 †	62,385	774,881
		3,841,367
Germany – 3.74%
Evotec †	72,727	1,709,064
Rocket Internet †	5,602	131,773
TAG Immobilien	57,995	1,352,311
		3,193,148
India – 2.72%
Sterlite Technologies	307,268	1,043,721
United Breweries	45,045	850,979
Varun Beverages	37,005	420,952
		2,315,652
Indonesia – 0.46%
Ace Hardware Indonesia	3,112,400	388,289
		388,289
Ireland – 5.81%
C&C Group	252,201	873,507
Dalata Hotel Group	177,069	1,222,541
Glanbia	55,515	1,125,885
Hibernia REIT	582,650	850,952
Keywords Studios	59,404	882,454
		4,955,339
Israel – 2.00%
Israel Discount Bank Class A	483,599	1,709,222
		1,709,222
Italy – 1.05%
Reply	14,848	890,887
		890,887
Japan – 20.42%
Anritsu	77,000	1,521,141
Bic Camera	50,600	573,798
Daifuku	16,400	803,337
Fancl	59,800	1,354,640
GMO Payment Gateway	22,400	1,330,355
Japan Elevator Service Holdings	46,300	871,461
Kusuri no Aoki Holdings	19,400	1,345,373
Maeda	68,800	727,102
Matsumotokiyoshi Holdings	35,900	1,230,323

2     NQ-581 [2/19] 4/19 (804768)

(Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Japan (continued)
NET One Systems	41,700	$974,178
Persol Holdings	42,800	732,628
Seino Holdings	56,900	801,955
SMS	52,100	921,735
Solasto	67,900	708,453
Taiyo Yuden	41,700	820,046
TechnoPro Holdings	31,600	1,703,817
Tokai Carbon	71,800	994,565
		17,414,907
Mexico – 1.05%
Alpek †	613,200	898,743
		898,743
Netherlands – 1.25%
IMCD Loan	13,535	1,062,282
		1,062,282
Norway – 4.84%
BW Offshore †	163,911	746,125
Leroy Seafood Group	148,389	1,118,556
Norway Royal Salmon	23,612	556,037
Scatec Solar	85,752	832,802
TGS NOPEC Geophysical	32,173	874,952
		4,128,472
Portugal – 1.01%
NOS SGPS	143,658	857,870
		857,870
Republic of Korea – 1.07%
Dentium †	9,642	534,095
Douzone Bizon	10,061	380,184
		914,279
South Africa – 0.92%
Foschini Group	64,313	783,963
		783,963
Spain – 0.71%
CIE Automotive	21,143	601,228
		601,228
Sweden – 1.81%
Evolution Gaming Group	20,730	1,547,568
		1,547,568
Switzerland – 0.79%
Logitech International	18,006	677,085
		677,085

NQ-581 [2/19] 4/19 (804768)     3

Schedule of investments
Delaware International Small Cap Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Taiwan – 0.91%
Airtac International Group	63,072	$775,550
		775,550
United Kingdom – 13.38%
Abcam	104,992	1,789,441
Beazley	164,813	1,196,833
Burford Capital	90,247	2,118,674
Coats Group	728,238	855,786
Countryside Properties	167,260	723,216
Dechra Pharmaceuticals	23,618	774,372
Drax Group	188,045	909,860
Fevertree Drinks	32,726	1,162,416
GB Group	82,807	537,623
Ibstock	193,816	648,325
Rotork	184,454	696,031
		11,412,577
Total Common Stock (cost $75,140,680)		81,664,030

Preferred Stock – 0.48%Δ
Brazil – 0.48%
Bradespar 6.73%	53,100	409,402
Total Preferred Stock (cost $366,500)		409,402

	Principal amount°
Short-Term Investments – 1.76%
Discount Note – 0.28%≠
Federal Home Loan Bank 2.23% 3/1/19	237,389	237,389
		237,389
Repurchase Agreements – 1.48%
Bank of America Merrill Lynch
2.54%, dated 2/28/19, to be repurchased on 3/1/19,
repurchase price $153,165 (collateralized by US
government obligations 1.625%–2.375%
1/15/25–5/15/26; market value $156,217)	153,154	153,154
Bank of Montreal
2.40%, dated 2/28/19, to be repurchased on 3/1/19,
repurchase price $421,202 (collateralized by US
government obligations 0.00%–4.25%
3/14/19–2/15/46; market value $429,598)	421,174	421,174

4     NQ-581 [2/19] 4/19 (804768)

(Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
2.55%, dated 2/28/19, to be repurchased on 3/1/19,
repurchase price $687,348 (collateralized by US
government obligations 0.00%–3.375%
2/27/20–8/15/48; market value $701,046)	687,298	$687,298
		1,261,626
Total Short-Term Investments (cost $1,499,015)		1,499,015

Total Value of Securities – 97.98%
(cost $77,006,195)		83,572,447
Receivables and Other Assets Net of Liabilities – 2.02%		1,726,392
Net Assets Applicable to 12,408,266 Shares Outstanding – 100.00%		$85,298,839

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at Feb. 28, 2019:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	EUR	(27,813)	USD	31,588	3/1/19	$—	$(51)
BNYM	EUR	(317,430)	USD	360,636	3/4/19	—	(544)
BNYM	GBP	401,022	USD	(532,248)	3/4/19	—	(244)
BNYM	JPY	(1,299,915)	USD	11,706	3/4/19	41	—
BNYM	MYR	(1,182,167)	USD	290,059	3/1/19	—	(563)
BNYM	MYR	(957,156)	USD	234,792	3/4/19	—	(303)
BNYM	NOK	(55,498)	USD	6,487	3/4/19	—	—
Total Foreign Currency Exchange Contracts						$41	$(1,705)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – The Bank of New York Mellon
EUR – European Monetary Unit
GBP – British Pound Sterling

NQ-581 [2/19] 4/19 (804768)     5

Schedule of investments
Delaware International Small Cap Fund (Unaudited)

Summary of abbreviations:
JPY – Japanese Yen
MYR – Malaysian Ringgit
NOK – Norwegian Krone
REIT – Real Estate Investment Trust
USD – US Dollar

See accompanying notes.

6     NQ-581 [2/19] 4/19 (804768)

Notes
Delaware International Small Cap Fund	February 28, 2019 (Unaudited)

1. Significant Accounting Policies

Delaware Group® Global & International Funds (Trust) – Delaware International Small Cap Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services -Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, Nov. 30, 2018.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-581 [2/19] 4/19 (804768)     7

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

8     NQ-581 [2/19] 4/19 (804768)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2019:

Securities	Level 1	Level 2	Total
Assets:
Common Stock
Australia	$3,372,344	$—	$3,372,344
Austria	1,305,524	—	1,305,524
Belgium	744,739	—	744,739
Brazil	1,257,406	—	1,257,406
Canada	7,670,227	—	7,670,227
Chile	1,091,911	—	1,091,911
China/Hong Kong	5,198,536	—	5,198,536
Denmark	1,637,111	—	1,637,111
Finland	1,017,804	—	1,017,804
France	3,841,367	—	3,841,367
Germany	3,193,148	—	3,193,148
India	2,315,652	—	2,315,652
Indonesia	388,289	—	388,289
Ireland	4,955,339	—	4,955,339
Israel	1,709,222	—	1,709,222
Italy	890,887	—	890,887
Japan	17,414,907	—	17,414,907
Mexico	898,743	—	898,743
Netherlands	1,062,282	—	1,062,282
Norway	4,128,472	—	4,128,472
Portugal	857,870	—	857,870
Republic of Korea	914,279	—	914,279
South Africa	783,963	—	783,963
Spain	601,228	—	601,228
Sweden	1,547,568	—	1,547,568
Switzerland	677,085	—	677,085
Taiwan	—	775,550	775,550
United Kingdom	11,412,577	—	11,412,577
Preferred Stock	409,402	—	409,402
Short-Term Investments	—	1,499,015	1,499,015
Total Value of Securities	$81,297,882	$2,274,565	$83,572,447
Derivatives*
Assets:
Foreign Currency Exchange Contracts	$—	$41	$41

NQ-581 [2/19] 4/19 (804768)     9

(Unaudited)

Derivatives*	Level 1	Level 2	Total
Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,705)	$(1,705)

* Foreign Currency Exchange Contracts are valued at the unrealized appreciation (depreciation) on the instruments at the period end.

As a result of utilizing international fair value pricing at Feb. 28, 2019, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended Feb. 28, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Feb. 28, 2019, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2019, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

10     NQ-581 [2/19] 4/19 (804768)

Schedule of investments
Delaware International Value Equity Fund	February 28, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 98.05%Δ
Canada – 5.50%
Alamos Gold Class A	246,895	$1,193,246
CGI †	113,673	7,621,390
Suncor Energy	199,700	6,883,538
Yamana Gold	327,772	851,841
		16,550,015
China/Hong Kong – 9.41%
CNOOC	3,408,000	5,878,445
Sinopharm Group Class H	857,452	3,812,233
Techtronic Industries	1,272,000	8,499,175
Yue Yuen Industrial Holdings	3,019,000	10,153,393
		28,343,246
Denmark – 2.38%
Carlsberg Class B	59,218	7,173,672
		7,173,672
Finland – 2.40%
Nordea Bank	797,404	7,231,546
		7,231,546
France – 16.79%
AXA	298,918	7,580,395
Cie Generale des Etablissements Michelin	62,488	7,498,621
Kering	11,630	6,351,024
Publicis Groupe	36,619	2,029,716
Sanofi	54,732	4,575,736
Teleperformance	31,457	5,617,580
TOTAL	93,249	5,302,243
Valeo	86,764	2,738,640
Vinci	92,851	8,863,074
		50,557,029
Germany – 4.04%
Bayerische Motoren Werke	64,640	5,463,626
Deutsche Post	215,869	6,708,158
		12,171,784
Indonesia – 2.27%
Bank Rakyat Indonesia Persero	25,016,100	6,846,418
		6,846,418
Italy – 2.88%
Leonardo	364,976	3,680,649
UniCredit	366,028	4,981,907
		8,662,556
Japan – 21.62%
East Japan Railway	66,744	6,383,089

NQ-034 [2/19] 4/19 (804738)     1

Schedule of investments
Delaware International Value Equity Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Japan (continued)
Hitachi	175,900	$5,262,876
ITOCHU	587,460	10,530,167
Matsumotokiyoshi Holdings	144,700	4,958,992
MINEBEA MITSUMI	600,100	9,615,382
Mitsubishi UFJ Financial Group	1,375,157	7,114,817
Nippon Telegraph & Telephone	168,956	7,277,242
Nitori Holdings	5,194	647,007
Takeda Pharmaceutical	139,130	5,578,181
Toyota Motor	128,800	7,738,515
		65,106,268
Luxembourg – 0.48%
Grand City Properties	60,925	1,434,492
		1,434,492
Netherlands – 4.86%
ING Groep CVA	449,828	5,951,593
Koninklijke Philips	217,962	8,677,231
		14,628,824
Panama – 1.61%
Copa Holdings Class A	54,900	4,840,533
		4,840,533
Republic of Korea – 2.13%
Samsung Electronics	159,770	6,406,710
		6,406,710
Russia – 0.83%
Mobile TeleSystems PJSC ADR	322,600	2,493,698
		2,493,698
Singapore – 1.77%
United Overseas Bank	288,300	5,335,256
		5,335,256
Spain – 1.76%
Banco Santander	1,083,230	5,293,187
		5,293,187
Sweden – 1.19%
Tele2 Class B	271,785	3,579,758
		3,579,758
Switzerland – 3.26%
Novartis	107,507	9,806,560
		9,806,560
United Kingdom – 12.87%
Imperial Brands	299,211	9,963,133

2     NQ-034 [2/19] 4/19 (804738)

(Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
United Kingdom (continued)
Meggitt	801,232	$5,730,154
National Grid	319,964	3,598,354
Playtech	1,189,801	6,665,863
Rio Tinto	123,505	7,102,839
Standard Chartered	713,197	5,690,828
		38,751,171
Total Common Stock (cost $287,852,953)		295,212,723

	Principal
	amount°
Short-Term Investments – 1.34%
Discount Note – 0.21%≠
Federal Home Loan Bank 2.232% 3/1/19	639,319	639,319
		639,319
Repurchase Agreements – 1.13%
Bank of America Merrill Lynch
2.54%, dated 2/28/19, to be repurchased on 3/1/19,
repurchase price $412,493 (collateralized by US
government obligations 1.625%–2.375%
1/15/25–5/15/26; market value $420,713)	412,464	412,464
Bank of Montreal
2.40%, dated 2/28/19, to be repurchased on 3/1/19,
repurchase price $1,134,351 (collateralized by US
government obligations 0.00%–4.25%
3/14/19–2/15/46; market value $1,156,960)	1,134,275	1,134,275
BNP Paribas
2.55%, dated 2/28/19, to be repurchased on 3/1/19,
repurchase price $1,851,115 (collateralized by US
government obligations 0.00%–3.375%
2/27/20–8/15/48; market value $1,888,004)	1,850,984	1,850,984
		3,397,723
Total Short-Term Investments (cost $4,037,042)		4,037,042

Total Value of Securities Before Securities Lending Collateral – 99.39%
(cost $291,889,995)		299,249,765

NQ-034 [2/19] 4/19 (804738)     3

Schedule of investments
Delaware International Value Equity Fund (Unaudited)

	Principal amount°	Value (US $)
Security Lending Collateral – 0.00%
Repurchase Agreements – 0.00%
Bank of Montreal
2.52%, dated 2/28/19, to be repurchased on 3/1/19,
repurchase price $49 (collateralized by US government
obligations 0.00%–3.125% 5/15/19–1/15/24;
market value $50)	49	$49
Bank of Nova Scotia
2.53%, dated 2/28/19, to be repurchased on 3/1/19,
repurchase price $49 (collateralized by US government
obligations 0.125%–1.75% 1/15/22–10/31/23;
market value $50)	49	49
Credit Agricole
2.6%, dated 2/28/19, to be repurchased on 3/1/19,
repurchase price $49 (collateralized by US government
obligations 0.00% 2/27/20; market value $50)	49	49
JP Morgan Securities
2.6%, dated 2/28/19, to be repurchased on 3/1/19,
repurchase price $15 (collateralized by US government
obligations 1.375%–2.125% 8/15/20–2/29/24;
market value $15)	15	15
Merrill Lynch, Pierce, Fenner & Smith
2.54%, dated 2/28/19, to be repurchased on 3/1/19,
repurchase price $49 (collateralized by US government
obligations 1.375% 5/31/20; market value $50)	49	49
Total Securities Lending Collateral (cost $211)		211

Total Value of Securities – 99.39%
(cost $291,890,206)		299,249,976
Receivables and Other Assets Net of Liabilities – 0.61%		1,829,746
Net Assets Applicable to 21,691,194 Shares Outstanding – 100.00%		$301,079,722

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

4     NQ-034 [2/19] 4/19 (804738)

(Unaudited)

Summary of abbreviations:
ADR – American Depositary Receipt
CVA – Dutch Certificate
PJSC – Public Joint Stock Company
USD – US Dollar See accompanying notes.

NQ-034 [2/19] 4/19 (804738)     5

Notes
Delaware International Value Equity Fund	February 28, 2019 (Unaudited)

1. Significant Accounting Policies

Delaware Group® Global & International Funds (Trust) – Delaware International Value Equity Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services -Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, Nov. 30, 2018.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

6     NQ-034 [2/19] 4/19 (804738)

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2019:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$295,212,723	$—	$295,212,723
Short-Term Investments	—	4,037,042	4,037,042
Securities Lending Collateral	—	211	211
Total Value of Securities	$295,212,723	$4,037,253	$299,249,976

During the period ended Feb. 28, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

NQ-034 [2/19] 4/19 (804738)     7

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Feb. 28, 2019, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2019, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

8     NQ-034 [2/19] 4/19 (804738)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: